UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Airlines (1.6%)

Cathay Pacific Airways, Ltd. (Hong Kong)	1,671,000	$3,871,961

Qantas Airways, Ltd. (Australia)(NON)	1,609,071	3,264,719

United Continental Holdings, Inc.(NON)(S)	412,200	7,469,064

		14,605,744
Automobiles (2.9%)

Dongfeng Motor Group Co., Ltd. (China)	4,328,000	8,562,655

Fiat SpA (Italy)	233,224	2,292,376

Ford Motor Co.(NON)	123,600	1,509,156

Nissan Motor Co., Ltd. (Japan)	1,284,600	13,701,067

		26,065,254
Beverages (1.4%)

Anheuser-Busch InBev NV (Belgium)	119,851	6,905,970

Carlsberg A/S Class B (Denmark)	54,774	5,384,654

		12,290,624
Chemicals (4.9%)

Agrium, Inc. (Canada)	52,600	4,603,429

Ashland, Inc.	126,280	7,733,387

BASF SE (Germany)	141,051	12,801,680

CF Industries Holdings, Inc.	16,200	2,516,184

JSR Corp. (Japan)	232,900	4,762,559

Monsanto Co.	156,000	11,462,880

		43,880,119
Commercial banks (6.1%)

Banco Santander Brasil (Brazil)	1,075,700	10,098,550

Barclays PLC (United Kingdom)	2,080,174	7,586,617

BNP Paribas SA (France)	99,131	6,407,269

Sberbank OJSC (Russia)	2,072,648	7,574,521

Wells Fargo & Co.	850,272	23,756,600

		55,423,557
Computers and peripherals (0.7%)

Asustek Computer, Inc. (Taiwan)(NON)	824,720	6,635,399

		6,635,399
Construction and engineering (1.1%)

Aveng, Ltd. (South Africa)	922,289	4,921,218

KBR, Inc.	148,400	5,290,460

		10,211,678
Consumer finance (2.0%)

Capital One Financial Corp.(S)	378,500	18,092,300

		18,092,300
Diversified financial services (1.7%)

ING Groep NV ADR (Netherlands)(NON)(S)	231,500	2,486,310

JPMorgan Chase & Co.	327,000	13,227,150

		15,713,460
Diversified telecommunication services (3.0%)

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	285,300	14,066,952

Verizon Communications, Inc.	374,700	13,223,163

		27,290,115
Electrical equipment (3.4%)

Mitsubishi Electric Corp. (Japan)	2,047,000	24,090,165

Schneider Electric SA (France)	43,522	6,270,218

		30,360,383
Electronic equipment, instruments, and components (1.5%)

Unimicron Technology Corp. (Taiwan)	3,961,000	7,046,845

Vishay Intertechnology, Inc.(NON)	480,968	6,622,929

		13,669,774
Energy equipment and services (2.8%)

National Oilwell Varco, Inc.	118,300	9,531,431

Oceaneering International, Inc.	198,040	8,555,328

Oil States International, Inc.(NON)	94,000	7,585,800

		25,672,559
Food products (1.0%)

Corn Products International, Inc.	176,700	8,992,263

		8,992,263
Health-care providers and services (4.1%)

Aetna, Inc.	491,749	20,402,666

UnitedHealth Group, Inc.	339,400	16,844,422

		37,247,088
Hotels, restaurants, and leisure (1.9%)

Compass Group PLC (United Kingdom)	1,217,507	11,429,039

TUI Travel PLC (United Kingdom)	1,830,314	5,831,544

		17,260,583
Household durables (0.2%)

Garmin, Ltd.(S)	53,000	1,729,390

		1,729,390
Household products (0.9%)

Reckitt Benckiser Group PLC (United Kingdom)	147,854	8,362,662

		8,362,662
Independent power producers and energy traders (0.7%)

Electric Power Development Co. (Japan)	233,600	6,186,293

		6,186,293
Insurance (3.1%)

Allied World Assurance Co. Holdings AG	44,100	2,401,245

AXA SA (France)	904,905	16,870,397

Hartford Financial Services Group, Inc. (The)	162,700	3,810,434

Prudential Financial, Inc.	80,000	4,694,400

		27,776,476
Internet software and services (0.8%)

Telecity Group PLC (United Kingdom)(NON)	819,988	7,415,948

		7,415,948
IT Services (2.0%)

Accenture PLC Class A(S)	272,900	16,139,306

Computer Sciences Corp.	48,700	1,718,136

		17,857,442
Leisure equipment and products (0.5%)

Sankyo Co., Ltd. (Japan)	81,500	4,346,244

		4,346,244
Machinery (1.7%)

ANDRITZ AG (Austria)	46,929	4,537,328

Fiat Industrial SpA (Italy)(NON)	233,224	3,078,939

Metso Corp. OYJ (Finland)	166,120	8,098,923

		15,715,190
Media (1.6%)

DIRECTV Class A(NON)	210,600	10,673,208

Fuji Media Holdings, Inc. (Japan)	2,426	3,758,459

		14,431,667
Metals and mining (5.0%)

BHP Billiton, Ltd. (Australia)	89,641	4,083,109

First Quantum Minerals, Ltd. (Canada)	20,800	2,883,936

Fortescue Metals Group, Ltd. (Australia)	1,661,800	11,531,407

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	74,800	3,961,408

Rio Tinto PLC (United Kingdom)	195,388	13,652,573

Vedanta Resources PLC (United Kingdom)	108,225	3,119,016

Xstrata PLC (United Kingdom)	293,768	6,178,359

		45,409,808
Oil, gas, and consumable fuels (11.9%)

BG Group PLC (United Kingdom)	406,282	9,565,535

Chevron Corp.	324,139	33,716,939

CNOOC, Ltd. (China)	2,920,000	6,526,312

Gazprom OAO (Russia)(NON)	1,559,822	11,259,996

GS Holdings (South Korea)	42,747	3,673,412

Inpex Corp. (Japan)	960	7,461,269

Lukoil OAO ADR (Russia)	85,887	5,683,912

Nexen, Inc. (Canada)	204,596	4,773,585

Occidental Petroleum Corp.	112,400	11,035,432

Petroleo Brasileiro SA ADR (Brazil)	65,500	2,225,035

Sunoco, Inc.	152,300	6,190,995

Tatneft 144A ADR (Russia)(S)	135,764	5,664,879

		107,777,301
Paper and forest products (0.7%)

Domtar Corp. (Canada)	75,912	6,069,164

		6,069,164
Pharmaceuticals (7.5%)

Astellas Pharma, Inc. (Japan)	230,000	8,940,963

AstraZeneca PLC (United Kingdom)	110,065	5,352,948

Eli Lilly & Co.	231,600	8,870,280

Pfizer, Inc.	1,436,263	27,633,700

Sanofi (France)	212,386	16,483,137

		67,281,028
Real estate investment trusts (REITs) (0.3%)

CommonWealth REIT(R)	128,360	3,031,863

		3,031,863
Real estate management and development (1.0%)

Henderson Land Development Co., Ltd. (Hong Kong)	1,424,000	9,025,552

		9,025,552
Road and rail (2.0%)

Avis Budget Group, Inc.(NON)	367,761	5,556,869

Canadian National Railway Co. (Canada)	108,100	8,106,227

Seino Holdings Co., Ltd. (Japan)	570,000	4,385,753

		18,048,849
Semiconductors and semiconductor equipment (1.5%)

GT Solar International, Inc.(NON)(S)	534,000	7,283,760

Radiant Opto-Electronics Corp. (Taiwan)	59,550	233,363

Samsung Electronics Co., Ltd. (South Korea)	7,870	6,300,180

		13,817,303
Software (4.5%)

Adobe Systems, Inc.(NON)	279,800	7,756,056

CA, Inc.	400,000	8,920,000

Intuit, Inc.(NON)	91,389	4,267,866

Konami Corp. (Japan)	363,100	9,535,674

Longtop Financial Technologies Ltd. ADR (Hong Kong)(F)(NON)(S)	164,317	492,951

Microsoft Corp.	362,290	9,926,746

		40,899,293
Specialty retail (2.5%)

Industria de Diseno Textil (Inditex) SA (Spain)	131,986	11,915,568

Kingfisher PLC (United Kingdom)	1,114,217	4,600,476

Yamada Denki Co., Ltd. (Japan)	70,470	5,623,336

		22,139,380
Textiles, apparel, and luxury goods (2.5%)

Christian Dior SA (France)	19,073	3,038,033

Coach, Inc.	155,991	10,070,779

LVMH Moet Hennessy Louis Vuitton SA (France)	52,856	9,644,604

		22,753,416
Tobacco (3.1%)

Philip Morris International, Inc.	399,700	28,446,649

		28,446,649
Trading companies and distributors (2.5%)

Mitsui & Co., Ltd. (Japan)	650,300	12,276,975

W.W. Grainger, Inc.	68,000	10,089,160

		22,366,135
Wireless telecommunication services (1.2%)

China Mobile, Ltd. (China)	1,106,500	11,009,560

		11,009,560

Total common stocks (cost $827,548,948)		$885,307,513

SHORT-TERM INVESTMENTS (6.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	50,928,825	$50,928,825

Putnam Money Market Liquidity Fund 0.05%(e)	8,038,026	8,038,026

SSgA Prime Money Market Fund 0.07%(i)(P)	900,000	900,000

U.S. Treasury Bills with an effective yield of 0.100%, December 1, 2011	$120,000	119,959

U.S. Treasury Bills with an effective yield of 0.096%, November 17, 2011(SEGSF)	240,000	239,930

Total short-term investments (cost $60,226,740)		$60,226,740

TOTAL INVESTMENTS

Total investments (cost $887,775,688)(b)		$945,534,253

FORWARD CURRENCY CONTRACTS at 7/31/11 (aggregate face value $309,729,111) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	8/17/11	$5,960,067	$5,619,186	$340,881
	British Pound	Sell	8/17/11	2,187,148	2,181,183	(5,965)
	Canadian Dollar	Buy	8/17/11	369,801	357,855	11,946
	Euro	Sell	8/17/11	3,448,760	3,412,327	(36,433)
	Norwegian Krone	Sell	8/17/11	3,457,777	3,403,556	(54,221)
	Swedish Krona	Sell	8/17/11	430,954	420,071	(10,883)
	Swiss Franc	Buy	8/17/11	10,030,080	9,455,351	574,729
Barclays Bank PLC
	British Pound	Sell	8/17/11	831,556	808,275	(23,281)
	Euro	Sell	8/17/11	8,275,875	8,197,064	(78,811)
	Hong Kong Dollar	Sell	8/17/11	8,530,531	8,540,995	10,464
	Japanese Yen	Sell	8/17/11	4,601,537	4,383,459	(218,078)
	Norwegian Krone	Buy	8/17/11	42,842	42,165	677
	Swedish Krona	Buy	8/17/11	4,245,395	4,134,660	110,735
	Swiss Franc	Buy	8/17/11	2,107,172	1,986,829	120,343
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	1,952,805	1,850,910	101,895
	British Pound	Sell	8/17/11	3,224,376	3,136,358	(88,018)
	Canadian Dollar	Buy	8/17/11	2,792,864	2,702,019	90,845
	Danish Krone	Sell	8/17/11	1,872,141	1,887,855	15,714
	Euro	Sell	8/17/11	10,143,935	10,048,536	(95,399)
	Hong Kong Dollar	Sell	8/17/11	13,629,854	13,644,645	14,791
	Norwegian Krone	Sell	8/17/11	2,656,854	2,615,980	(40,874)
	Singapore Dollar	Sell	8/17/11	1,220,563	1,196,212	(24,351)
	Swedish Krona	Sell	8/17/11	979,777	955,732	(24,045)
	Swiss Franc	Buy	8/17/11	197,876	186,597	11,279
Credit Suisse AG
	Australian Dollar	Buy	8/17/11	1,408,536	1,333,924	74,612
	British Pound	Buy	8/17/11	1,577,690	1,534,306	43,384
	Canadian Dollar	Buy	8/17/11	4,059,750	3,924,677	135,073
	Euro	Sell	8/17/11	2,865,135	2,838,808	(26,327)
	Japanese Yen	Sell	8/17/11	2,340,892	2,282,412	(58,480)
	Norwegian Krone	Sell	8/17/11	2,265,842	2,230,800	(35,042)
	Swedish Krona	Buy	8/17/11	79,887	77,852	2,035
	Swiss Franc	Buy	8/17/11	11,478,975	10,815,960	663,015
Deutsche Bank AG
	Canadian Dollar	Sell	8/17/11	798,723	772,282	(26,441)
	Euro	Buy	8/17/11	1,301,381	1,289,296	12,085
	Swedish Krona	Buy	8/17/11	1,427,665	1,391,438	36,227
	Swiss Franc	Buy	8/17/11	1,388,936	1,309,143	79,793
Goldman Sachs International
	Australian Dollar	Buy	8/17/11	5,776,192	5,475,087	301,105
	British Pound	Buy	8/17/11	213,557	207,736	5,821
	Euro	Sell	8/17/11	4,120,417	4,082,642	(37,775)
	Japanese Yen	Sell	8/17/11	2,264,185	2,213,245	(50,940)
	Norwegian Krone	Sell	8/17/11	5,486,115	5,398,511	(87,604)
	Swedish Krona	Buy	8/17/11	1,466,426	1,429,060	37,366
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/17/11	1,074,048	1,019,072	54,976
	British Pound	Sell	8/17/11	2,975,336	2,892,396	(82,940)
	Euro	Sell	8/17/11	6,705,515	6,645,394	(60,121)
	Hong Kong Dollar	Sell	8/17/11	4,550,457	4,556,098	5,641
	Norwegian Krone	Buy	8/17/11	1,692,278	1,668,407	23,871
	Swiss Franc	Buy	8/17/11	1,281,061	1,207,819	73,242
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	8/17/11	1,175,701	1,114,450	(61,251)
	British Pound	Buy	8/17/11	5,409,223	5,260,363	148,860
	Canadian Dollar	Buy	8/17/11	816,303	789,695	26,608
	Euro	Buy	8/17/11	288,366	285,722	2,644
	Hong Kong Dollar	Buy	8/17/11	674,306	675,040	(734)
	Japanese Yen	Sell	8/17/11	10,514,430	10,384,516	(129,914)
	Norwegian Krone	Buy	8/17/11	713,014	701,999	11,015
	Singapore Dollar	Buy	8/17/11	8,465,665	8,293,459	172,206
	Swedish Krona	Sell	8/17/11	340,503	331,883	(8,620)
	Swiss Franc	Buy	8/17/11	530,501	499,976	30,525
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	8/17/11	1,027,723	971,710	56,013
	British Pound	Buy	8/17/11	6,300,904	6,125,722	175,182
	Canadian Dollar	Buy	8/17/11	10,492,963	10,151,370	341,593
	Euro	Sell	8/17/11	6,482,491	6,425,182	(57,309)
	Israeli Shekel	Buy	8/17/11	1,239,936	1,246,291	(6,355)
	Japanese Yen	Sell	8/17/11	5,037,742	4,796,975	(240,767)
	Swedish Krona	Buy	8/17/11	2,133,372	2,078,540	54,832
	Swiss Franc	Buy	8/17/11	4,548,618	4,288,634	259,984
State Street Bank and Trust Co.
	Australian Dollar	Sell	8/17/11	3,879,483	3,677,367	(202,116)
	Canadian Dollar	Buy	8/17/11	74,400	71,987	2,413
	Euro	Buy	8/17/11	10,489,170	10,390,816	98,354
	Israeli Shekel	Buy	8/17/11	1,239,965	1,243,835	(3,870)
	Norwegian Krone	Sell	8/17/11	3,602,921	3,545,699	(57,222)
	Swedish Krona	Buy	8/17/11	6,629,709	6,463,562	166,147
UBS AG
	Australian Dollar	Sell	8/17/11	3,366,829	3,191,735	(175,094)
	British Pound	Sell	8/17/11	212,242	207,088	(5,154)
	Canadian Dollar	Buy	8/17/11	1,048,187	1,014,431	33,756
	Euro	Buy	8/17/11	8,167,163	8,095,246	71,917
	Israeli Shekel	Buy	8/17/11	1,239,965	1,246,247	(6,282)
	Norwegian Krone	Buy	8/17/11	18,650,223	18,361,123	289,100
	Swedish Krona	Sell	8/17/11	204,540	199,350	(5,190)
	Swiss Franc	Buy	8/17/11	5,115,626	4,823,522	292,104
Westpac Banking Corp.
	Australian Dollar	Buy	8/17/11	8,254,055	7,816,226	437,829
	British Pound	Buy	8/17/11	2,795,291	2,719,123	76,168
	Canadian Dollar	Buy	8/17/11	10,442,735	10,262,512	180,223
	Euro	Sell	8/17/11	3,251,442	3,221,690	(29,752)
	Japanese Yen	Sell	8/17/11	983,444	991,840	8,396

Total						$3,732,755

Key to holding's abbreviations
ADR	American Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $904,778,999.
(b)	The aggregate identified cost on a tax basis is $888,142,104, resulting in gross unrealized appreciation and depreciation of $114,485,321 and $57,093,172, respectively, or net unrealized appreciation of $57,392,149.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $49,814,364. The fund received cash collateral of $50,928,825 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,761 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $223,790,985 and $239,215,557, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $111,801 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	46.5%
	Japan	13.3
	United Kingdom	9.3
	France	6.6
	Russia	3.4
	Canada	3.0
	China	2.9
	Australia	2.1
	Taiwan	1.6
	Hong Kong	1.5
	Germany	1.4
	Brazil	1.4
	Spain	1.3
	South Korea	1.1
	Finland	0.9
	Belgium	0.8
	Denmark	0.6
	Italy	0.6
	South Africa	0.5
	Austria	0.5
	Indonesia	0.4
	Netherlands	0.3

	Total	100.0%
*	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $303,500,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,245,199 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $116,114 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $109,967.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$59,974,294	$48,751,640	$—
Consumer staples	37,438,912	20,653,286	—
Energy	101,275,538	32,174,322	—
Financials	90,624,404	38,438,804	—
Health care	82,692,031	21,836,085	—
Industrials	84,401,353	26,906,626	—
Information technology	92,386,260	7,415,948	492,951
Materials	59,607,463	35,751,628	—
Telecommunication services	38,299,675	—	—
Utilities	6,186,293	—	—
Total common stocks	652,886,223	231,928,339	492,951
Short-term investments	8,938,026	51,288,714	—

Totals by level	$661,824,249	$283,217,053	$492,951

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,732,755	$—

Totals by level	$—	$3,732,755	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$5,888,414	$2,155,659

Total	$5,888,414	$2,155,659

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011